Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
When the HRCC awards PSP units, ERSUP units or other equity grants to the NEOs, the fair value of the units or the exercise price of the options or other equity is determined based on an average of the stock’s high and low prices on the date of grant (or the preceding business day, if the markets are closed on the date of grant). For purposes of determining the number of units granted under such awards, we use an average of the stock’s closing price on each of the 10 trading days preceding the date of grant. Grants of PSP units and ERSUP units are generally made at the HRCC’s February meeting (the date of which is determined at least a year in advance) or, in the case of new hires, on the date of commencement of employment or the date of HRCC approval, whichever is later. The HRCC does not take material nonpublic information into account when determining the timing and terms of equity grants, and the company’s release of material nonpublic information is not timed with the purpose of affecting the value of executive compensation. The HRCC does not have a formal policy regarding the timing of stock option grants because it has discontinued the Stock Option Program, and ConocoPhillips has not granted stock options since 2017. See “Stock Option Program” on page 73.

Award Timing Method	When the HRCC awards PSP units, ERSUP units or other equity grants to the NEOs, the fair value of the units or the exercise price of the options or other equity is determined based on an average of the stock’s high and low prices on the date of grant (or the preceding business day, if the markets are closed on the date of grant). For purposes of determining the number of units granted under such awards, we use an average of the stock’s closing price on each of the 10 trading days preceding the date of grant. Grants of PSP units and ERSUP units are generally made at the HRCC’s February meeting (the date of which is determined at least a year in advance) or, in the case of new hires, on the date of commencement of employment or the date of HRCC approval, whichever is later. The HRCC does not take material nonpublic information into account when determining the timing and terms of equity grants, and the company’s release of material nonpublic information is not timed with the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HRCC does not take material nonpublic information into account when determining the timing and terms of equity grants, and the company’s release of material nonpublic information is not timed with the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false